UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2007

	Shares, Warrants, Shares Subject to Put/Call, or Principal Amount		Value
Common Stocks and Warrants 86.7%
Aerospace and Defense 2.6%
Boeing	34,900	shs.	$3,102,959
General Dynamics	9,800		748,720
Honeywell International	54,000		2,487,240
			6,338,919
Air Freight and Logistics 0.5%
FedEx	8,600		923,898
TNT (ADR)	6,900		317,745
			1,241,643
Airlines 0.2%
jetBlue Airways	51,300		590,463

Biotechnology 3.1%
Amgen*	40,700		2,274,316
Genentech*	21,600		1,773,792
MedImmune*	39,200		1,426,488
Pharmion*	75,576		1,986,893
			7,461,489
Capital Markets 1.3%
Goldman Sachs Group	6,700		1,384,421
Merrill Lynch	21,700		1,772,239
			3,156,660
Chemicals 0.8%
E. I. Du Pont de Nemours	40,100		1,982,143

Commercial Banks 2.3%
Wachovia	102,640		5,650,332

Commercial Services and Supplies 1.0%
Waste Management	71,000		2,443,110

Communications Equipment 5.6%
Alcatel-Lucent* (exercise price of $2.75, expiring 12/10/07)	1,267,861	wts.	126,786
Alcatel-Lucent (ADR)*	237,799	shs.	2,810,784
Cisco Systems*	46,260		1,181,018
Comverse Technology*	212,000		4,542,100
Motorola	138,700		2,450,829
QUALCOMM	61,000		2,602,260
			13,713,777
Computers and Peripherals 4.3%
Apple*	14,800		1,375,068
Hewlett-Packard	52,700		2,115,378
International Business Machines	19,270		1,816,390
Palm*	117,500		2,130,275
SanDisk*	16,500		722,700
Seagate Technology	99,100		2,309,030
			10,468,841
Consumer Finance 2.6%
American Express	21,700		1,223,880
Capital One Financial	67,017		5,057,103
			6,280,983
Containers and Packaging 1.4%
Packaging Corp. of America	32,800		800,320
Smurfit-Stone Container*	224,200		2,524,492
			3,324,812
Diversified Consumer Services 1.3%
Apollo Group (Class A)*	70,700		3,103,730

Diversified Financial Services 5.3%
Bank of America	97,560		4,977,511
Citigroup	57,826		2,968,787
JPMorgan Chase	104,850		5,072,643
			13,018,941
Diversified Telecommunication Services 1.2%
Citizens Communications	76,000		1,136,200
Windstream	122,500		1,799,525
			2,935,725
Energy Equipment and Services 2.1%
Halliburton	61,700		1,958,358
Tidewater	33,400		1,956,572
Weatherford International*	29,700		1,339,469
			5,254,399
Food and Staples Retailing 3.8%
Costco Wholesale	34,600		1,862,864
CVS/Caremark	105,700		3,608,598
Rite Aid*	678,900		3,917,253
			9,388,715
Food Products 1.1%
Archer Daniels Midland	35,400		1,299,180
Hershey	24,600		1,344,636
			2,643,816
Health Care Equipment and Supplies 1.4%
Boston Scientific*	117,700		1,711,358
Medtronic	34,300		1,682,758
			3,394,116
Health Care Providers and Services 2.2%
Aetna	43,800		1,918,002
WellPoint*	41,700		3,381,870
			5,299,872
Hotels, Restaurants and Leisure 1.0%
Las Vegas Sands*	14,200		1,229,862
Starbucks*	39,300		1,232,448
			2,462,310
Industrial Conglomerates 4.3%
3M	38,800		2,965,484
General Electric	210,010		7,425,954
			10,391,438
Insurance 2.7%
American International Group	55,600		3,737,432
Hartford Financial Services Group	31,000		2,962,980
			6,700,412
Internet Software and Services 1.1%
Google (Class A)*	4,050		1,855,548
Yahoo!*	24,000		750,960
			2,606,508
IT Services 0.8%
Amdocs*	51,300		1,871,424

Machinery 0.8%
Caterpillar	27,900		1,870,137

Media 1.2%
Time Warner	143,200		2,823,904

Metals and Mining 2.4%
Alcoa	54,000		1,830,600
Barrick Gold	56,300		1,607,365
Freeport-McMoRan Copper & Gold (Class B)	37,300		2,468,887
			5,906,852
Oil, Gas and Consumable Fuels 6.7%
Chevron	17,600		1,301,696
ConocoPhillips	60,800		4,155,680
El Paso	181,500		2,626,305
Exxon Mobil	80,230		6,053,354
Murphy Oil	41,105		2,195,007
			16,332,042
Personal Products 0.8%
Herbalife*	49,000		1,920,310

Pharmaceuticals 4.9%
Bristol-Myers Squibb	89,300		2,478,968
Pfizer	187,338		4,732,158
Schering-Plough	40,400		1,030,604
Wyeth	72,300		3,617,169
			11,858,899
Road and Rail 1.0%
Avis Budget Group*	89,260		2,438,583

Semiconductors and Semiconductor Equipment 1.4%
Broadcom (Class A)*	29,900		958,893
KLA-Tencor	25,700		1,370,324
Texas Instruments	33,000		993,300
			3,322,517
Software 3.9%
Adobe Systems*	31,300		1,305,210
BEA Systems*	120,400		1,395,436
Business Objects (ADR)*	34,800		1,259,412
Electronic Arts*	36,600		1,843,176
Microsoft	137,300		3,826,551
			9,629,785
Specialty Retail 3.8%
Best Buy	63,400		3,088,848
Foot Locker	148,000		3,485,400
Urban Outfitters*	105,800		2,804,758
			9,379,006
Thrifts and Mortgage Finance 1.3%
Countrywide Financial	25,100		844,364
Washington Mutual	57,500		2,321,850
			3,166,214
Tobacco 3.6%
Altria Group	85,700		7,525,317
Altria Group (when issued)	19,000		1,251,910
			8,777,227
Wireless Telecommunication Services 0.9%
Sprint Nextel	116,300		2,205,048

Total Common Stocks and Warrants			211,355,102

Options Purchased* 3.0%
Beverages 0.1%
Coca-Cola Enterprises, Call expiring January 2008 at $15	44,500		253,650

Capital Markets 0.1%
Bear Stearns, Call expiring January 2008 at $150	8,400		147,840

Communications Equipment 0.4%
Comverse Technology, Call expiring January 2008 at $20	189,600		711,000
QUALCOMM, Call expiring January 2009 at $40	32,100		325,494
			1,036,494
Computers and Peripherals 0.3%
Dell, Call expiring January 2008 at $25	39,600		74,448
Palm, Call expiring January 2008 at $17.50	184,100		460,250
Seagate Technology, Call expiring January 2008 at $17.50	12,700		85,090
			619,788
Consumer Finance 0.1%
Capital One Financial, Call expiring January 2008 at $80	49,800		313,740

Energy Equipment and Services 0.1%
Oil Service HOLDRS Trust, Call expiring January 2008 at $140	15,600		311,688

Food Products 0.1%
Kraft Food (Class A), Put expiring June 2007 at $35	50,200		180,720

Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	120,500		186,775

Health Care Providers and Services 0.1%
Aetna, Call expiring January 2008 at $42.50	32,600		182,560

Internet Software and Services 0.2%
Yahoo!, Call expiring January 2009 at $30	69,100		468,498

Machinery 0.1%
Caterpillar, Call expiring January 2009 at $80	41,900		230,450

Metals and Mining 0.0%
Alcoa, Call expiring January 2008 at $35	45,400		133,930

Oil, Gas and Consumable Fuels 0.1%
Murphy Oil, Call expiring January 2008 at $50	25,500		193,800

Paper and Forest Products 0.1%
International Paper, Call expiring January 2009 at $40	51,200		163,840

Pharmaceuticals 0.2%
Bristol-Myers Squibb, Call expiring January 2008 at $20	234,400		457,080

Semiconductors and Semiconductor Equipment 0.1%
Intel, Call expiring January 2009 at $20	42,400		116,176
Marvell Technology Group, Call expiring January 2009 at $20	45,200		140,120
Maxim Integrated Products, Call expiring January 2008 at $35	35,600		56,960
			313,256
Software 0.0%
Business Objects (ADR), Call expiring April 2007 at $40	27,200		5,440

Specialty Retail 0.0%
Foot Locker, Call expiring January 2008 at $25	72,300		126,525

Thrifts and Mortgage Finance 0.0%
Countrywide Financial:
Call expiring January 2008 at $37.50	29,700		105,435
Call expiring January 2009 at $37.50	16,000		9,120
			114,555
Tobacco 0.6%
Altria Group:
Call expiring January 2008 at $80	59,100		667,830
Call expiring January 2008 at $85	104,400		803,880
			1,471,710
Wireless Telecommunication Services 0.2%
Sprint Nextel, Call expiring January 2009 at $20	140,400		414,180

Total Options Purchased			7,326,519

Short-Term Holdings 10.6%
Equity-Linked Notes† 8.8%
Deutsche Bank:
19.85%, 8/6/2007(1)(a)	$1,238,111		1,269,708
34.90%, 8/23/2007(1)(b)	1,767,000		1,673,649
30.10%, 9/5/2007(1)(c)	885,000		834,882
Goldman Sachs Group:
8.25%, 7/27/07(1)(d)	1,134,896		1,287,345
13.75%, 8/2/07(1)(e)	868,050		835,346
33%, 8/6/07(1)(f)	1,745,800		1,726,422
34.8%, 8/9/07(1)(g)	1,609,000		1,569,580
30.8%, 9/4/07(1)(h)	1,767,200		1,659,754
9.80%, 9/27/07(1)(i)	1,149,005		1,173,849
Merrill Lynch 30%, 10/3/07(1)(j)	1,238,000		1,173,921
Morgan Stanley:
8.08%, 5/1/07(1)(d)	1,234,582		1,439,149
31.9%, 8/23/07(2)(m)	1,767,000		1,627,972
10.25%, 8/25/07(1)(k)	1,848,686		2,058,004
30%, 8/31/07(1)(l)	1,767,000		1,636,737
35.3%, 9/6/07(2)(n)	885,000		810,599
30.35%, 9/6/07(2)(o)	885,000		816,935
			21,593,852
Repurchase Agreement 1.5%
State Street Bank 4.65%, dated 3/30/07, maturing 4/2/2007 in the amount of $3,586,389 collateralized by $3,775,000 US Treasury Bonds 4.25%, 8/15/2015, with a fair market value of $3,696,733	3,585,000		3,585,000

US Treasury Notes 0.3%
3.625%, 4/30/07	635,000	††	634,275

Total Short-Term Holdings			25,813,127

Total Investments 100.3%			244,494,748

Other Assets Less Liabilities (0.3)%			(764,551)

Net Assets 100.0%			$243,730,197

Schedule of Option Written
Put Option Written
Las Vegas Sands, expiring April 2007 at $90	6,400	shs.	$(32,000)

____________
*	Non-income producing security.
ADR -	American Depositary Receipt.
†
This security may be offered and sold only to a "qualified institutional buyer" under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)	The principal amount of the notes plus or minus the lesser of A) the lowest return of the company's or companies' respective stock price determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parenthesis:
(a)	SanDisk (+10%)
(b)	Amdocs, Boston Scientific and Palm (+10%)
(c)	Alcatel-Lucent, BEA Systems and Best Buy (+5%)
(d)	Yahoo! (+20%)
(e)	Marvell Technology Group (+20%)
(f)	Motorola, SanDisk and Yahoo! (+10%)
(g)	KLA-Tencor, Peabody Energy, and Urban Outfitters (+10%)
(h)	BEA Systems, Sprint Nextel and Weatherford International (+10%)
(i)	Seagate Technology (+20%)
(j)	Archer Daniels Midland, Countrywide Financial and Foot Locker (+10%)
(k)	eBay (+20%)
(l)	Coldwater Creek, Comverse Technology and Halliburton (+10%)
(2)
A) If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies' respective stock prices determined at maturity from the date of purchase of the notes; or otherwise B) the principal amount of the notes.

(m)	Advanced Micro Devices, Alcoa and Bristol Myers Squibb
(n)	Broadcom, Herbalife and Rite Aid
(o)	Corning, Las Vegas Sands and Smurfit-Stone Container.
††	All or part of the security is held as collateral for options written. As of March 31, 2007, the value of securities held as collateral was $634,275.

The cost of investments for federal income tax purposes was $232,355,923. The tax basis gross appreciation and depreciation of portfolio securities were $19,216,813, and $7,077,988, respectively. Net unrealized appreciation was $12,138,825.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts,and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund's Manager believes it approximates fair value.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.